Investment Objectives and Goals	Feb. 28, 2025
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD QUALITY VALUE FUND
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The investment objective of the Westwood Quality Value Fund (the “Fund” or “Value Fund”) is to seek long-term capital appreciation.
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD MULTI-ASSET INCOME FUND
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]

The investment objective of the Westwood Multi-Asset Income Fund (formerly, the Westwood High Income Fund) (the “Fund” or “Multi-Asset Income Fund”) seeks to maximize total return through a high level of current income and capital appreciation.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD ALTERNATIVE INCOME FUND
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]

The investment objective of the Westwood Alternative Income Fund (the “Fund” or “Alternative Income Fund”) seeks to provide absolute returns through a combination of current income and capital appreciation with low correlation to equity and fixed income markets.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Westwood REAL ESTATE Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Westwood Real Estate Income Fund (formerly, the Westwood Select Income Fund) (the “Fund”) seeks high current income and potential for modest long-term growth of capital.
Institutional Shares [Member] | WESTWOOD QUALITY MIDCAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD QUALITY MIDCAP FUND
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The investment objective of the Westwood Quality MidCap Fund (the “Fund” or the “MidCap Fund”) is to seek long-term capital appreciation.
Institutional Shares [Member] | Westwood Quality Smidcap Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD QUALITY SMIDCAP FUND
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The investment objective of the Westwood Quality SMidCap Fund (the “Fund” or “SMidCap Fund”) is to seek long-term capital appreciation.
Institutional Shares [Member] | Westwood Quality AllCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD QUALITY ALLCAP FUND
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The investment objective of the Westwood Quality AllCap Fund (the “Fund” or the “AllCap Fund”) is to seek long-term capital appreciation.
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD QUALITY SMALLCAP FUND
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The investment objective of the Westwood Quality SmallCap Fund (the “Fund” or “SmallCap Fund”) is to seek long-term capital appreciation.
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD INCOME OPPORTUNITY FUND
Objective [Heading]	Fund Investment Objectives
Objective, Primary [Text Block]

The primary investment objective of the Westwood Income Opportunity Fund (the “Fund” or “Income Opportunity Fund”) is to provide current income. A secondary investment objective of the Fund is to provide the opportunity for long-term capital appreciation.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The investment objective of the Westwood Salient MLP & Energy Infrastructure Fund (the “Fund” or the “MLP Fund”) seeks to maximize total return (capital appreciation and income).
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Westwood Broadmark Tactical Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Westwood Broadmark Tactical Growth Fund’s (the “Fund”) investment objective is to produce above-average, risk adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD BROADMARK TACTICAL PLUS FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Westwood Broadmark Tactical Plus Fund (the “Fund”) seeks to produce, in any market environment, above-average risk adjusted returns and less downside volatility than the S&P 500 Index.
Ultra Shares [Member] | Westwood Quality Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD QUALITY VALUE FUND
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The investment objective of the Westwood Quality Value Fund (the “Fund” or “Value Fund”) is to seek long-term capital appreciation.
Ultra Shares [Member] | Westwood Quality Smidcap Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD QUALITY SMIDCAP FUND
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The investment objective of the Westwood Quality SMidCap Fund (the “Fund” or “SMidCap Fund”) is to seek long-term capital appreciation.
Ultra Shares [Member] | Westwood Quality SmallCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD QUALITY SMALLCAP FUND
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The investment objective of the Westwood Quality SmallCap Fund (the “Fund” or “SmallCap Fund”) is to seek long-term capital appreciation.
Ultra Shares [Member] | Westwood Quality AllCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD QUALITY ALLCAP FUND
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The investment objective of the Westwood Quality AllCap Fund (the “Fund” or the “AllCap Fund”) is to seek long-term capital appreciation.
Ultra Shares [Member] | Westwood Income Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD INCOME OPPORTUNITY FUND
Objective [Heading]	Fund Investment Objectives
Objective, Primary [Text Block]

The primary investment objective of the Westwood Income Opportunity Fund (the “Fund” or “Income Opportunity Fund”) is to provide current income. A secondary investment objective of the Fund is to provide the opportunity for long-term capital appreciation.

Ultra Shares [Member] | Westwood Alternative Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD ALTERNATIVE INCOME FUND
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]

The investment objective of the Westwood Alternative Income Fund (the “Fund” or “Alternative Income Fund”) seeks to provide absolute returns through a combination of current income and capital appreciation with low correlation to equity and fixed income markets.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]	The investment objective of the Westwood Salient MLP & Energy Infrastructure Fund (the “Fund” or the “MLP Fund”) seeks to maximize total return (capital appreciation and income).
Westwood Salient Enhanced Midstream Income E T F [Member] | Westwood Salient Enhanced Midstream Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Westwood Salient Enhanced Midstream Income ETF (the “Fund”) seeks to provide current income and capital appreciation.
Westwood Salient Enhanced Energy Income E T F [Member] | Westwood Salient Enhanced Energy Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Westwood Salient Enhanced Energy Income ETF (the “Fund”) seeks to provide current income and capital appreciation.